EMPLOYEE POST-RETIREMENT BENEFITS - Net Change in Level III Fair Value (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	CAD 2,437
Plan assets at fair value – end of year	2,636	CAD 2,437
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	13
Plan assets at fair value – end of year	14	13
Private Equity Funds
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	13
Plan assets at fair value – end of year	14	13
Private Equity Funds | Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	13	18
Purchases and sales	(1)	(7)
Realized and unrealized gains	2	2
Plan assets at fair value – end of year	CAD 14	CAD 13